Scope of consolidation	12 Months Ended
Dec. 31, 2025
Scope Of Consolidation [Abstract]
Scope of consolidation

3.	Scope of consolidation
The following table sets forth a list of the principal subsidiaries of the Company, which are grouped by reportable segments, as well as listing of companies within Other activities.

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA	100.00
FCA Canada Inc.	Canada	100.00
Stellantis Mexico, S.A. de C.V.	Mexico	100.00
South America
Stellantis Automoveis Brasil Ltda.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Peugeot Citroën Argentina S.A.	Argentina	99.97
Enlarged Europe
Automobiles Peugeot	France	100.00
Stellantis Europe S.p.A.	Italy	100.00
Opel Automobile GmbH	Germany	100.00
Stellantis Auto S.A.S.	France	100.00
Automobiles Citroën	France	100.00
Groupe PSA Italia S.p.A.	Italy	100.00
Stellantis & You France S.A.S.	France	100.00
Stellantis España, S.L.	Spain	99.99
Peugeot Motor Company PLC	United Kingdom	100.00
FCA Germany GmbH	Germany	100.00
Vauxhall Motors Limited	United Kingdom	100.00
Stellantis & You UK Limited	United Kingdom	100.00
Stellantis Belux S.A.	Belgium	100.00
Stellantis & You Italia S.p.A.	Italy	100.00
Peugeot Deutschland GmbH	Germany	100.00
FCA France S.A.S.	France	100.00
Citroën Deutschland GmbH	Germany	100.00
Leapmotor International Business S.p.A.	Italy	51.00
FCA Poland S.p.z.o.o.	Poland	100.00
PCA Slovakia SRO	Slovakia	100.00
Middle East & Africa
Stellantis Production El Djazair S.p.A.	Algeria	51.00
Stellantis Middle East FZE	United Arab Emirates	100.00
Stellantis Maroc S.A.	Morocco	100.00
China and India & Asia Pacific
Stellantis Japan Ltd.	Japan	100.00
Stellantis Asia Pacific Investment Co., Ltd.	People's Rep.of China	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Holdings & Other Companies
Stellantis Financial Services US Corp.	USA	100.00
Stellantis Financiamentos Sociedade de Crédito, Financiamento e Investimento S.A.	Brazil	100.00
Banco Stellantis S.A.	Brazil	100.00
Stellantis Financial Services Europe	France	100.00
GIE PSA Trésorerie	France	100.00
Fiat Chrysler Finance North America, Inc.	USA	100.00
FCA US Insurance Company	USA	100.00
Stellantis International S.A.	Switzerland	100.00
FCA North America Holdings LLC	USA	100.00
Aramis Group	France	60.54
Local regulation allows for exemption from local statutory requirements according to sec. 264 (3) of the German
Commercial Code and the Company has applied such exemption for the following legal entities: Citroën
Deutschland GmbH, Stellantis Germany GmbH, Peugeot Deutschland GmbH, Opel Group Warehousing GmbH,
FCA Germany GmbH, Stellantis & You Deutschland GmbH, Opel Eisenach GmbH and Free2Move Deutschland
GmbH.
Acquisitions
In April 2025, Stellantis acquired a 20.6 percent equity interest in STM Financial, SAPI de C.V., SOFOM, E.R.,
Grupo Financiero Inbursa (“STM Financial”), a Mexican financial services company, for a total consideration of
€83 million. The investment supports Stellantis’ strategy to strengthen its automotive financing capabilities in
Mexico and aligns with its global objective to expand direct financial services in key markets. The investment is accounted for as an associate using the equity method and is reported in Other activities. STM Financial operated with two share classes and, after a mid‑year redemption of Series A shares held by Inbursa, Stellantis’
ownership increased from 20.6 percent to 23.4 percent of total share capital at December 31, 2025.
In August 2025, Stellantis obtained control of Free2Move eSolutions S.p.A. (“F2MeS”) through a unilateral share subscription as part of a recapitalization, through which Stellantis subscribed to newly issued shares through the conversion of a €31 million shareholder loan and a €29 million cash contribution, which diluted the other shareholder and resulted in Stellantis gaining control. No consideration was transferred to the other shareholder, and the transaction was accounted for as a step acquisition under IFRS 3. F2MeS offers products and solutions for electric vehicle customers such as residential, business and public charging infrastructures.
Prior to obtaining control, Stellantis held approximately 50 percent of F2MeS and accounted for its using the equity method. Accordingly, Stellantis remeasured its previously held interest to fair value at the acquisition date, resulting in no remeasurement gain or loss as the carrying amount was zero due to accumulated losses.
The identifiable assets and liabilities of F2MeS have been recognized on a provisional basis at fair value, resulting in preliminary goodwill of €48 million. F2MeS is reported within the Enlarged Europe segment. The amounts reported above are provisional and could be subject to further adjustment during the one-year measurement period, in accordance with IFRS 3.
In September 2025, Stellantis completed a step acquisition of Auto Avaliar, a leading company specializing in used‑vehicle intelligence using a software-as-a-service solutions for car dealerships operating as marketplace.
Auto Avaliar maintains the largest database of vehicle prices, demand, and market trends and is recognized as a dominant player in its industry. The acquisition was executed to strengthen the Company’s analytical capabilities, expand data‑driven solutions, and support strategic growth objectives in the automotive sector.
Stellantis exercised a call option and paid €54 million to acquire an additional 51.7 percent interest, increasing its ownership from 43.3 percent to 95 percent. Additionally, Stellantis retains a call option to purchase the remaining 5 percent, while the founders have the right to sell.
As the acquisition resulted in control, the previously held equity‑method investment was remeasured to fair value, giving rise to a gain of €35 million, which is reflected in the Consolidated Income Statement under Gains/
(losses) on disposal of investments.
Based on preliminary purchase accounting, the Company has recognized preliminary goodwill of €45 million, intangibles of €54 million which is reported in the South America segment. The amounts reported above are provisional and could be subject to further adjustment during the one-year measurement period, in accordance with IFRS 3.
Disposals
In April 2025, Stellantis completed the sale of its 100 percent interest in Stellantis Otomotiv Pazarlama A.S.
(“Stellantis Türkiye”), a national sales company in Türkiye, to the Company’s joint venture Tofas for a total consideration of €584 million, including variable consideration contingent on future performance. In 2025,
Stellantis recognized a loss on disposal of €246 million, subject to final determination, driven primarily by the recycling of the cumulative translation reserve from Equity to the Consolidated Income Statement upon disposal, which is reflected in the Consolidated Income Statement under Gains/(losses) on disposal of investments.
Stellantis Türkiye was previously reported in the Middle East & Africa segment.
During the year ended December 31, 2025, the impact of minor business disposals was not material.
Held for sale
At December 31, 2025, there were various businesses which met the criteria under IFRS 5 to be classified as held for sale with assets of €5 million and liabilities of nil (€917 million of assets and €458 million of liabilities at
December 31, 2024, of which €674 million of assets and €350 million of liabilities related to Stellantis Türkiye, which was sold in April 2025).
At December 31, 2025, our 49 percent interest in NextStar was reclassified as held for sale and remeasured to fair value less costs to sell, resulting in a full write down of the investment. In addition, a liability was accrued in respect of obligations arising from the exit of the joint venture. As a result, €1.6 billion was recognized within
Gains/losses on disposal of investments, and recognized within North America. Refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment for additional information.
Following the Company’s decision to discontinue its hydrogen fuel cell technology program, which resulted in a full write‑down of its investment in Symbio, the Company entered into an agreement with its partners in the
Symbio joint venture. Upon entering into this agreement, management determined that Symbio met the criteria to be classified as held for sale. Symbio was carried at nil as of December 31, 2025.